Intangible Assets, Net (Tables)	6 Months Ended
Sep. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net	Intangible assets consisted of the following as of September 30, 2023 and March 31, 2023:
	September 30, 2023 (Unaudited)	March 31, 2023

Trademark	$41,715	$44,317
Software	32,772	34,817
Total intangible assets, at cost	74,487	79,134
Less: accumulated amortization	(51,973)	(51,266)
Total intangible assets, net	$22,514	$27,868